Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Advantage ESG U.S. Equity Fund - Investor C Shares	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 2,119